Note 12 - Financial Assets at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Total Fair Value [Domain Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Total financial assets at fair value through profit or loss		€ 491,233	€ 527,980
Trading Financial Assets [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Trading securities		92,536	97,756
Other trading assets	[1]	9,860	10,173
Total trading assets		102,396	107,929
Positive market values from derivative financial instruments		299,732	343,493
Total trading financial assets		402,128	451,422
Non-Trading Fair Value [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Securities purchased under resale agreement		59,931	46,057
Securities borrowed		18,355	17,009
Loans		895	2,192
Other financial assets mandatory at fair value through profit or loss		9,784	10,864
Total non-trading financial assets mandatory at fair value through profit or loss		88,965	76,121
Designated Fair Value [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Loans		139	437
Other financial assets mandatory at fair value through profit or loss		0	0
Total financial assets designated at fair value through profit or loss		€ 140	€ 437

[1]	Includes traded loans of € 9.2 billion and € 8.3 billion at December 31, 2021 and 2020 respectively.